Share-based payments - Complex vesting conditional upon listing (Expenses relation to Options) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 315	$ 12	$ 705	$ 24	$ 299	$ 4,643
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to yet unfulfilled performance conditions	315		705		130
Total recorded expenses	$ 315		$ 705		$ 130